Investments in Other Companies - Associates Revenue and profit (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Associates
Operating expenses	$ (1,274,485)	$ (784,356)	$ (787,047)	$ (726,278)
Income (loss) before taxes	1,117,011	687,442	675,263	692,226
Income taxes	(187,448)	(115,361)	(100,212)	(82,321)
Income for the year	$ 929,563	572,081	575,051	$ 609,905
Associates
Associates
Revenue		274,504	252,794
Operating expenses		(255,387)	(238,916)
Other income (expenses)		2,803	1,950
Income (loss) before taxes		21,920	15,828
Income taxes		(5,274)	(3,282)
Income for the year		16,646	12,546
Centro de Compensacion Automatizado S.A.
Associates
Revenue		2,275	2,138
Operating expenses		(1,359)	(1,165)
Other income (expenses)			(28)
Income (loss) before taxes		916	945
Income taxes		(208)	(201)
Income for the year		708	744
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A.
Associates
Revenue		3,086	3,142
Operating expenses		(2,666)	(2,497)
Other income (expenses)		141	168
Income (loss) before taxes		561	813
Income taxes		(122)	(156)
Income for the year		439	657
Soc. Operadora de Tarjetas de Credito Nexus S.A.
Associates
Revenue		49,403	48,150
Operating expenses		(44,664)	(45,658)
Other income (expenses)		(187)	(121)
Income (loss) before taxes		4,552	2,371
Income taxes		(1,125)	(460)
Income for the year		3,427	1,911
Sociedad Interbancaria de Depositos de Valores S.A.
Associates
Revenue		9	2
Operating expenses		(33)	(30)
Other income (expenses)		826	694
Income (loss) before taxes		802	666
Income for the year		802	666
Redbanc S.A.
Associates
Revenue		34,083	33,603
Operating expenses		(32,334)	(31,686)
Other income (expenses)		(339)	(446)
Income (loss) before taxes		1,410	1,471
Income taxes		(354)	(356)
Income for the year		1,056	1,115
Transbank S.A.
Associates
Revenue		175,975	156,207
Operating expenses		(167,052)	(150,785)
Other income (expenses)		1,625	1,047
Income (loss) before taxes		10,548	6,469
Income taxes		(2,453)	(1,260)
Income for the year		8,095	5,209
Administrador Financiero del Transantiago S.A.
Associates
Revenue		3,358	3,292
Operating expenses		(1,998)	(2,142)
Other income (expenses)		649	624
Income (loss) before taxes		2,009	1,774
Income taxes		(426)	(624)
Income for the year		1,583	1,150
Sociedad Imerc OTC S.A.
Associates
Revenue		6,315	6,260
Operating expenses		(5,281)	(4,953)
Other income (expenses)		88	12
Income (loss) before taxes		1,122	1,319
Income taxes		(586)	(225)
Income for the year		$ 536	$ 1,094